Summary of Significant Accounting Policies - Summary of Revenue by Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 116,192	$ 57,846	$ 200,681	$ 105,090	$ 239,056	$ 146,234
United States
Segment Reporting Information [Line Items]
Total revenue	27,048	10,505	40,016	17,980	42,263	30,444
China
Segment Reporting Information [Line Items]
Total revenue	45,968	20,997	87,352	34,996	86,048	53,340
Germany
Segment Reporting Information [Line Items]
Total revenue	25,564	19,481	44,720	40,168	77,850	38,095
Other
Segment Reporting Information [Line Items]
Total revenue	$ 17,612	$ 6,863	$ 28,593	$ 11,946	$ 32,895	$ 24,355